Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,592
Balance at end of year	2,742
Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,367	$ 2,091
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,881
Additions	787
Disposals	(66)
Adjustments	8
Balance at end of year	5,610
Software [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,790)
Amortization and impairment	498
Disposals	49
Adjustments	4
Balance at end of year	(3,243)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	16	56
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	633
Disposals	(584)
Adjustments	6
Balance at end of year	55
Core deposit intangibles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(577)
Amortization and impairment	40
Disposals	584
Adjustments	6
Balance at end of year	(39)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	7	17
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	32
Disposals	(12)
Adjustments	1
Balance at end of year	21
Contract based [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(15)
Amortization and impairment	7
Disposals	12
Adjustments	4
Balance at end of year	(14)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	236	285
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	498
Disposals	(29)
Adjustments	5
Balance at end of year	474
Customer relationships [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(213)
Amortization and impairment	53
Disposals	29
Adjustments	1
Balance at end of year	(238)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,626	$ 2,449
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,044
Additions	787
Disposals	(691)
Adjustments	20
Balance at end of year	6,160
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(3,595)
Amortization and impairment	598
Disposals	674
Adjustments	15
Balance at end of year	$ (3,534)